Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		$ 727		$ 656
Gross deferred tax liabilities recognised directly in other comprehensive income				24
Deferred tax liabilities		727		680
Set-off of deferred tax assets and deferred tax liabilities		(683)		(662)
Net deferred tax liabilities		44	[1]	18	[1]	$ 10
Finance lease transactions
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		230		158
Property and equipment
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		128		135
Life insurance assets
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		57		51
All other assets
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		312		312
Available-for-sale securities
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income				10
Defined benefit
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income				14
Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		548		509
Gross deferred tax liabilities recognised directly in other comprehensive income				22
Deferred tax liabilities		548		531
Set-off of deferred tax assets and deferred tax liabilities		(548)		(528)
Net deferred tax liabilities	[1]			3
Parent Entity | Finance lease transactions
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		206		161
Parent Entity | Property and equipment
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		129		135
Parent Entity | All other assets
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		$ 213		213
Parent Entity | Available-for-sale securities
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income				7
Parent Entity | Defined benefit
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income				$ 15

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.